Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of classes of share capital

	Number of
	shares issued	Stated
	and	capital value
	outstanding

Balance at March 31, 2024	104,103,072	$963.8

Issuance of capital stock	755,730	10.9

Balance at December 31, 2024	104,858,802	$974.8

Issuance of capital stock	75,000	0.7

Balance at December 31, 2025	104,933,802	$975.5